Non-Controlling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-Controlling Interests

7. Non-Controlling Interests

Spero Potentiator

In February 2015, the Company’s wholly owned subsidiary, Spero Potentiator, issued 996 shares of its common stock with an aggregate fair value of $1.1 million to Northern Antibiotics Oy Ltd. (“Northern”) in exchange for an exclusive license to develop and commercialize certain licensed compounds and licensed products.

In connection with the acquisition of the license, Northern obtained anti-dilution rights to maintain its 49.9% ownership percentage in Spero Potentiator at no additional cost to Northern in the event that Spero Potentiator completed subsequent equity financings, subject to a maximum amount of such financings. The Company accounted for the anti-dilution rights as a derivative liability on its consolidated balance sheet. The fair value of the derivative liability associated with the anti-dilution rights upon issuance in February 2015 of $2.4 million was recorded as research and development expenses as it was deemed to represent additional consideration for the license.

In November 2015, Northern was issued an additional 2,736 common shares of Spero Potentiator for no additional cost as a result of the anti-dilution rights. The Company valued these shares at $1.5 million and recorded the amount as an increase in the non-controlling interest and a reduction in the carrying value of the derivative liability. In January and August 2016, Northern was issued an additional 2,160 common shares of Spero Potentiator for no additional cost. The Company valued these shares at $1.0 million and recorded the amount as an increase in the non-controlling interest and a reduction of the derivative liability. At that time, the anti-dilution rights issued to Northern were fully settled as Northern had received the maximum number of shares it was entitled to under the anti-dilution rights.

In June 2017, the Company repurchased all of the shares of Spero Potentiator held by Northern in exchange for a cash payment of $1.0 million and contingent consideration of $0.1 million. As a condition of the repurchase of the shares from Northern, the Company amended the license agreement with Northern such that the Company will be obligated to make milestone payments of up to $7.0 million upon the achievement of specified clinical, commercial and other milestones, including a payment of $2.5 million upon the closing of an IPO, which occurred and was paid in November 2017. As a result of this transaction, during the six months ended June 30, 2017, the Company reclassified the balance of the non-controlling interest of $6.4 million as of the date of the transaction to accumulated deficit as an increase to that account. Additionally, the cash payment of $1.0 million was recorded as an increase to accumulated deficit. The Company will record the contingent payments as research and development expense when it becomes probable that the payments will be due. For periods subsequent to the acquisition, the Company no longer reports a non-controlling interest related to Spero Potentiator.

Spero Europe

In January 2016, the Company entered into an agreement with Promiliad Biopharma Inc. (“Promiliad”), whereby Promiliad granted to Spero Europe certain know-how and a sublicense to research, develop, manufacture and sell certain compounds. In exchange for the know-how and sublicense, Spero Europe provided Promiliad with a 5% equity ownership interest in Spero Europe, with a fair value of $0.1 million. In addition, Spero Europe agreed to make payments to Promiliad upon the achievement of future regulatory and commercial milestones of $4.1 million and to pay to Promiliad royalties of a mid single-digit percentage on net sales of licensed products under the agreement. Spero had the right to terminate the agreement with thirty days’ notice. The Company recognized research and development expense of $0.1 million upon the acquisition of the license and recorded a non-controlling interest in Spero Europe in a corresponding amount.

In connection with the acquisition of the license, Promiliad obtained anti-dilution rights to maintain their 5% equity ownership in Spero Europe at no additional cost to Promiliad in the event that Spero Europe completed subsequent funding events, subject to a maximum amount of such funding of $5.0 million.

The Company accounted for the anti-dilution rights as a derivative liability on its consolidated balance sheet. The fair value of the derivative liability associated with the anti-dilution rights upon issuance in January 2016 of $0.2 million was recorded as research and development expenses as it was deemed to represent additional consideration for the license.

In May 2017, the Company repurchased all of the shares of Spero Europe from Promiliad in exchange for the return of the license. As a result of the transaction, the Company reclassified the balance of the non-controlling interest in Spero Europe of less than $0.1 million as of the date of the transaction to accumulated deficit as an increase to that account. For periods subsequent to the repurchase, the Company no longer reports a non-controlling interest related to Spero Europe.

Spero Gyrase

In March 2016, the Company entered into an agreement with Aviragen and its affiliates in order to acquire certain intellectual property and know-how related to certain compounds. In connection with the transaction, the Company established Spero Gyrase, a Delaware corporation, and issued to Aviragen 200 common shares of Spero Gyrase with a fair value of $1.1 million, which represented a 20% equity ownership interest in Spero Gyrase. In addition, Spero Gyrase agreed to make future milestone and royalty payments in exchange for the intellectual property. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the acquired technology as research and development expense in the consolidated statement of operations and comprehensive loss in the amount of $1.1 million, because the acquired technology had not reached commercial feasibility and had no alternative future use, and recorded a non-controlling interest in Spero Gyrase in a corresponding amount.

In connection with the agreement, Aviragen obtained anti-dilution rights to maintain their 20% equity ownership of Spero Gyrase at no additional cost to Aviragen in the event that Spero Gyrase completed subsequent funding events, subject to a maximum amount of such funding of $8.0 million.

The Company accounted for the anti-dilution rights as a derivative liability on its consolidated balance sheet (see Note 3). The fair value of the derivative liability associated with the anti-dilution rights upon issuance in March 2016 of $1.6 million was recorded as research and development expenses as it was deemed to represent additional consideration for the license.

Spero Cantab

In June 2016, the Company entered into a stock purchase agreement and related agreements (the “Cantab Agreements”) with Pro Bono Bio PLC, a corporation organized under the laws of England, and certain of its affiliates, including PBB Distributions Limited (“PBB”), Cantab Anti-Infectives Ltd. (“CAI”) and New Pharma License Holdings Limited (“NPLH”) in order to acquire NPLH and its intellectual property rights and assets relating to the Company’s Potentiator Platform.

Under the Cantab Agreements, CAI agreed to submit a request to NIAID to novate the CAI-held NIAID contract to the Company. The NIAID contract provides for development funding of up to $6.0 million over a base and three option periods. To date, funding for the base period and the first two option periods totaling $5.4 million had been committed to CAI. Novation of the NIAID contract to the Company was finalized in December 2017. The Company shall pay PBB a percentage of funds received from NIAID up to a maximum of $1.3 million.

Consideration under Cantab Agreements consisted of: (i) 125 shares of Spero Cantab, the Company’s subsidiary, which represented a 12.5% ownership interest in Spero Cantab, and anti-dilution rights (as described below) issued to PBB, with a combined fair value of $1.6 million, (ii) upfront consideration of $0.3 million (to be credited against future payments payable to CAI), (iii) contingent milestone payments due upon the achievement of certain clinical, regulatory and commercial milestones (see Note 13), (iv) royalty payments of low single-digit percentages based on net sales of products from the licensed technology, and (v) a specified portion of funding payments made by NIAID.

The Company accounted for the acquisition of NPLH as an asset acquisition because NPLH did not meet the definition of a business. The Company recognized research and development expense of $1.6 million upon the acquisition of NPLH because the acquired technology had not reached commercial feasibility and had no alternative future use. Upon the issuance of the shares and anti-dilution rights, the Company recorded a non-controlling interest in Spero Cantab of $1.6 million. The $0.3 million payment was recognized as research and development expenses as the services were performed by CAI. The Company records the contingent payments outlined in (iii), (iv) and (v) as research and development expense when it becomes probable that the payments will be due. Novation of the NIAID contract to Spero was finalized in December 2017. Prior to the contract novation, CAI performed research and development services at the Company’s direction and applied for reimbursement from NIAID. The Company paid CAI for such research and development services at an agreed-upon rate which took into consideration costs incurred by CAI, amounts reimbursed to CAI by NIAID and the portion of the NIAID reimbursement the Company paid to CAI.

In connection with the Cantab Agreements, PBB obtained anti-dilution rights to maintain a certain equity ownership, ranging from 5% to 12.5%, of Spero Cantab at no additional cost to PBB in the event that Spero Cantab completed subsequent funding events, subject to maximum amount of such funding of $8.0 million. These anti-dilution rights represent a conditional obligation to issue a variable number of shares but are not freestanding and, therefore, do not require bifurcation for accounting purposes from the 125 shares issued.

In July 2017, the Company repurchased all of the outstanding shares of Spero Cantab owned by PBB in exchange for a cash payment of $0.2 million and an amendment to the licensing agreement to increase the first two contingent milestone payments by a total of $0.1 million. For periods subsequent to the repurchase, the Company no longer reports a non-controlling interest related to Spero Cantab.

As of March 31, 2018 and December 31, 2017, the Company’s only remaining non-controlling interest relates to Spero Gyrase, Inc., which totaled $0.4 million.

9. Non-Controlling Interests

Spero Potentiator

In February 2015, the Company’s wholly owned subsidiary, Spero Potentiator, issued 996 shares of its common stock with an aggregate fair value of $1.1 million to Northern in exchange for an exclusive license to develop and commercialize certain licensed compounds and licensed products. The Company recognized research and development expense of $1.1 million upon acquisition of the license and recorded a non-controlling interest in Spero Potentiator in a corresponding amount.

In connection with the acquisition of the license, Northern obtained anti-dilution rights to maintain its 49.9% ownership percentage in Spero Potentiator at no additional cost to Northern in the event that Spero Potentiator completed subsequent equity financings, subject to a maximum amount of such financings. The maximum amount of gross proceeds from equity financings subject to the anti-dilution rights was $5.0 million through the date the Company filed an investigational new drug application (“IND”) related to the licensed technology. Subsequent to the filing of an IND, the maximum amount of gross proceeds from equity financings subject to the anti-dilution rights was $6.5 million.

The Company accounted for the anti-dilution rights as a derivative liability on its consolidated balance sheet (see Note 3). The fair value of the derivative liability associated with the anti-dilution rights upon issuance in February 2015 of $2.4 million was recorded as research and development expenses as it was deemed to represent additional consideration for the license.

In November 2015, Northern was issued an additional 2,736 common shares of Spero Potentiator for no additional cost as a result of the anti-dilution rights. The Company valued these shares at $1.5 million and recorded the amount as an increase in the non-controlling interest and a reduction in the carrying value of the derivative liability. In January and August 2016, Northern was issued an additional 2,160 common shares of Spero Potentiator for no additional cost. The Company valued these shares at $1.0 million and recorded the amount as an increase in the non-controlling interest and a reduction of the derivative liability. At that time, the anti-dilution rights issued to Northern were fully settled as Northern had received the maximum number of shares it was entitled to under the anti-dilution rights (See Note 3).

In June 2017, the Company repurchased all of the shares of Spero Potentiator held by Northern in exchange for a cash payment of $1.0 million and contingent consideration of $0.1 million. As a condition of the repurchase of the shares from Northern, the Company amended the license agreement with Northern such that the Company will be obligated to make milestone payments of up to $7.0 million upon the achievement of specified clinical, commercial and other milestones, including a payment of $2.5 million upon the closing of an IPO, which occurred and was paid in November 2017. As a result of this transaction, during the six months ended June 30, 2017, the Company reclassified the balance of the non-controlling interest of $6.4 million as of the date of the transaction to accumulated deficit as an increase to that account. Additionally, the cash payment of $1.0 million was recorded as an increase to accumulated deficit. The Company will record the contingent payments as research and development expense when it becomes probable that the payments will be due. For periods subsequent to the acquisition, the Company no longer reports a non-controlling interest related to Spero Potentiator.

Spero Europe

In January 2016, the Company entered into an agreement with Promiliad whereby Promiliad granted to Spero Europe certain know-how and a sublicense to research, develop, manufacture and sell certain compounds. In exchange for the know-how and sublicense, Spero Europe provided Promiliad with a 5% equity ownership interest in Spero Europe, with a fair value of $0.1 million. In addition, Spero Europe agreed to make payments to Promiliad upon the achievement of future regulatory and commercial milestones of $4.1 million and to pay to Promiliad royalties of a mid single-digit percentage on net sales of licensed products under the agreement. Spero had the right to terminate the agreement with thirty days’ notice. The Company recognized research and development expense of $0.1 million upon the acquisition of the license and recorded a non-controlling interest in Spero Europe in a corresponding amount.

In connection with the acquisition of the license, Promiliad obtained anti-dilution rights to maintain their 5% equity ownership in Spero Europe at no additional cost to Promiliad in the event that Spero Europe completed subsequent funding events, subject to a maximum amount of such funding of $5.0 million.

The Company accounted for the anti-dilution rights as a derivative liability on its consolidated balance sheet (see Note 3). The fair value of the derivative liability associated with the anti-dilution rights upon issuance in January 2016 of $0.2 million was recorded as research and development expenses as it was deemed to represent additional consideration for the license.

In May 2017, the Company repurchased all of the shares of Spero Europe from Promiliad in exchange for the return of the license. As a result of the transaction, the Company reclassified the balance of the non-controlling interest in Spero Europe of less than $0.1 million as of the date of the transaction to accumulated deficit as an increase to that account. For periods subsequent to the repurchase, the Company no longer reports a non-controlling interest related to Spero Europe.

Spero Gyrase

In March 2016, the Company entered into an agreement with Aviragen and its affiliates in order to acquire certain intellectual property and know-how related to certain compounds. In connection with the transaction, the Company established Spero Gyrase, a Delaware corporation, and issued to Aviragen 200 common shares of Spero Gyrase with a fair value of $1.1 million, which represented a 20% equity ownership interest in Spero Gyrase. In addition, Spero Gyrase agreed to make future milestone and royalty payments in exchange for the intellectual property. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the acquired technology as research and development expense in the consolidated statement of operations and comprehensive loss in the amount of $1.1 million, because the acquired technology had not reached commercial feasibility and had no alternative future use, and recorded a non-controlling interest in Spero Gyrase in a corresponding amount.

In connection with the agreement, Aviragen obtained anti-dilution rights to maintain their 20% equity ownership of Spero Gyrase at no additional cost to Aviragen in the event that Spero Gyrase completed subsequent funding events, subject to a maximum amount of such funding of $8.0 million.

The Company accounted for the anti-dilution rights as a derivative liability on its consolidated balance sheet (see Note 3). The fair value of the derivative liability associated with the anti-dilution rights upon issuance in March 2016 of $1.6 million was recorded as research and development expenses as it was deemed to represent additional consideration for the license.

Spero Cantab

In June 2016, the Company entered into a stock purchase agreement and related agreements (the “Cantab Agreements”) with Pro Bono Bio PLC, a corporation organized under the laws of England, and certain of its affiliates, including PBB Distributions Limited (“PBB”), Cantab Anti-Infectives Ltd. (“CAI”) and New Pharma License Holdings Limited (“NPLH”) in order to acquire NPLH and its intellectual property rights and assets relating to the Company’s Potentiator Platform.

Under the Cantab Agreements, CAI agreed to submit a request to NIAID to novate the CAI-held NIAID contract to the Company. The NIAID contract provides for development funding of up to $5.7 million over a base and three option periods. As of December 31, 2017, funding for the base period and the first two option periods totaling $5.1 million had been committed to CAI. Novation of the NIAID contract to the Company was finalized in December 2017. The Company shall pay PBB a percentage of funds received from NIAID up to a maximum of $1.3 million.

Consideration under Cantab Agreements consisted of: (i) 125 shares of Spero Cantab, the Company’s subsidiary, which represented a 12.5% ownership interest in Spero Cantab, and anti-dilution rights (as described below) issued to PBB, with a combined fair value of $1.6 million, (ii) upfront consideration of $0.3 million (to be credited against future payments payable to CAI), (iii) contingent milestone payments due upon the achievement of certain clinical, regulatory and commercial milestones (see Note 13), (iv) royalty payments of low single-digit percentages based on net sales of products from the licensed technology, and (v) a specified portion of funding payments made by NIAID.

The Company accounted for the acquisition of NPLH as an asset acquisition because NPLH did not meet the definition of a business. The Company recognized research and development expense of $1.6 million upon the acquisition of NPLH because the acquired technology had not reached commercial feasibility and had no alternative future use. Upon the issuance of the shares and anti-dilution rights, the Company recorded a non-controlling interest in Spero Cantab of $1.6 million. The $0.3 million payment was recognized as research and development expenses as the services were performed by CAI. The Company records the contingent payments outlined in (iii), (iv) and (v) as research and development expense when it becomes probable that the payments will be due. Novation of the NIAID contract to Spero was finalized in December 2017. Prior to the contract novation, CAI performed research and development services at the Company’s direction and applied for reimbursement from NIAID. The Company paid CAI for such research and development services at an agreed-upon rate which took into consideration costs incurred by CAI, amounts reimbursed to CAI by NIAID and the portion of the NIAID reimbursement the Company paid to CAI.

In connection with the Cantab Agreements, PBB obtained anti-dilution rights to maintain a certain equity ownership, ranging from 5% to 12.5%, of Spero Cantab at no additional cost to PBB in the event that Spero Cantab completed subsequent funding events, subject to maximum amount of such funding of $8.0 million. These anti-dilution rights represent a conditional obligation to issue a variable number of shares but are not freestanding and, therefore, do not require bifurcation for accounting purposes from the 125 shares issued.

In July 2017, the Company repurchased all of the outstanding shares of Spero Cantab owned by PBB in exchange for a cash payment of $0.2 million and an amendment to the licensing agreement to increase the first two contingent milestone payments by a total of $0.1 million. For periods subsequent to the repurchase, the Company no longer reports a non-controlling interest related to Spero Cantab.

As of each balance sheet date, non-controlling interests’ balances were as follows (in thousands):

	December 31,
Entity	2017	2016
Spero Potentiator	$—	$(5,470)
Spero Europe	—	(21)
Spero Gyrase	355	380
Spero Cantab	—	1,303

	$355	$(3,808)